Fair Values	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Values
Fair Value
The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that Park uses to measure fair value are as follows:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that Park has the ability to access as of the measurement date.

•
Level 2: Level 1 inputs for assets or liabilities that are not actively traded. Also consists of an observable market price for a similar asset or liability. This includes the use of “matrix pricing” to value debt securities absent the exclusive use of quoted prices.

•
Level 3: Consists of unobservable inputs that are used to measure fair value when observable market inputs are not available. This could include the use of internally developed models, financial forecasting and similar inputs.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the balance sheet date. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to observable market data for similar assets and liabilities. However, certain assets and liabilities are not traded in observable markets and Park must use other valuation methods to develop a fair value. The fair value of impaired loans is typically based on the fair value of the underlying collateral, which is estimated through third-party appraisals in accordance with Park's valuation requirements under its commercial and real estate loan policies.

Assets and Liabilities Measured at Fair Value on a Recurring Basis:

The following table presents assets and liabilities measured at fair value on a recurring basis:

Fair Value Measurements at December 31, 2018 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2018
Assets
Investment securities:
U.S. Government sponsored entities’ asset-backed securities	—	1,003,421	—	1,003,421
Equity securities	1,225	—	424	1,649
Mortgage loans held for sale	—	4,158	—	4,158
Mortgage IRLCs	—	87	—	87

Liabilities
Fair value swap	$—	$—	$226	$226

Fair Value Measurements at December 31, 2017 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2017
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$242,720	$—	$242,720
U.S. Government sponsored entities’ asset-backed securities	—	849,161	—	849,161
Equity securities	1,518	—	417	1,935
Mortgage loans held for sale	—	4,148	—	4,148
Mortgage IRLCs	—	94	—	94

Liabilities
Fair value swap	$—	$—	$226	$226

There were no transfers between Level 1 and Level 2 during 2018 or 2017. Management’s policy is to transfer assets or liabilities from one level to another when the methodology to obtain the fair value changes such that there are more or fewer unobservable inputs as of the end of the reporting period.

The following methods and assumptions were used by the Company in determining fair value of the financial assets and liabilities discussed above:

Investment securities: Fair values for investment securities are based on quoted market prices, where available (Level 1). If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows (Level 3).

Fair value swap: The fair value of the swap agreement entered into with the purchaser of the Visa Class B shares represents an internally developed estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Mortgage Interest Rate Lock Commitments (IRLCs): Mortgage IRLCs are based on current secondary market pricing and are classified as Level 2.

Mortgage loans held for sale: Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level 2.

The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2018 and 2017, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Equity Securities	Fair Value Swap
Balance at January 1, 2018	$417	$(226)
Total Gains (Losses)
Included in other income	7	—
Balance at December 31, 2018	$424	$(226)

Balance at January 1, 2017	$790	$(226)
Total Gains (Losses)
Included in other comprehensive income	6	—
Transfers out of Level 3 (1)	(346)	—
Purchases, sales, issuances and settlements, other, net	(33)	—
Balance at December 31, 2017	$417	$(226)

(1) Transferred from Level 3 to Level 1 as the result of a quoted market price becoming available.

Assets and liabilities measured at fair value on a nonrecurring basis:

The following methods and assumptions were used by the Company in determining the fair value of assets and liabilities measured at fair value on a nonrecurring basis described below:

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Collateral dependent impaired loans carried at fair value have been partially charged-off or receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is generally based on real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly. Additionally, updated independent valuations are obtained annually for all impaired loans in accordance with Company policy.

OREO: Assets acquired through or in lieu of loan foreclosure are initially recorded at fair value less costs to sell when acquired. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value exceeds the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral dependent impaired loans and OREO are performed by licensed appraisers. Appraisals are generally obtained to support the fair value of collateral. In general, there are three types of appraisals received by the Company: real estate appraisals, income approach appraisals, and lot development loan appraisals. These are discussed below:

•
Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties. Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property. Management generally applies a 15% discount to real estate appraised values which management expects will cover all disposition costs (including selling costs). This 15% is based on historical discounts to appraised values on sold OREO properties.

•
Income approach appraisals typically incorporate the annual net operating income of the business divided by an appropriate capitalization rate, as determined by the appraiser. Management generally applies a 15% discount to income approach appraised values which management expects will cover all disposition costs (including selling costs).

•
Lot development loan appraisals are typically performed using a discounted cash flow analysis. Appraisers determine an anticipated absorption period and a discount rate that takes into account an investor’s required rate of return based on recent comparable sales. Management generally applies a 6% discount to lot development appraised values, which is an additional discount above the net present value calculation included in the appraisal, to account for selling costs.

Other repossessed assets: Other repossessed assets are initially recorded at fair value less costs to sell when acquired. The carrying value of other repossessed assets is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value exceeds the fair value, less estimated selling costs. As of December 31, 2018, other repossessed assets largely consisted of aircraft acquired as part of a loan workout. Fair value is based on Aircraft Bluebook and VREF Aircraft Value Reference values based on the model of aircraft and adjustments for flight hours, features and other variables. Such adjustments result in a Level 3 classification of the inputs for determining fair value. As of December 31, 2017, other repossessed assets largely consisted of lease receivables acquired as part of a loan workout.  These receivables were initially recorded at fair value less costs to sell establishing a new cost basis and were not recorded as fair value as of December 31, 2017.

MSRs: MSRs are carried at the lower of cost or fair value. MSRs do not trade in active, open markets with readily observable prices. For example, sales of MSRs do occur, but precise terms and conditions typically are not readily available. As such, management, with the assistance of a third-party specialist, determines fair value based on the discounted value of the future cash flows estimated to be received. Significant inputs include the discount rate and assumed prepayment speeds utilized. The calculated fair value is then compared to market values where possible to ascertain the reasonableness of the valuation in relation to current market expectations for similar products. Accordingly, MSRs are classified as Level 2.

The following tables present assets and liabilities measured at fair value on a nonrecurring basis. Collateral dependent impaired loans are carried at fair value if they have been charged down to fair value or if a specific valuation allowance has been established. As of December 31, 2018, there were no PCI loans carried at fair value. A new cost basis is established at the time a property is initially recorded in OREO. OREO properties are carried at fair value if a devaluation has been taken to the property's value subsequent to the initial measurement.

Fair Value Measurements at December 31, 2018 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2018
Impaired loans recorded at fair value:
Commercial real estate	$—	$—	$4,059	$4,059
Construction real estate	—	—	1,635	1,635
Residential real estate	—	—	705	705
Total impaired loans recorded at fair value	$—	$—	$6,399	$6,399

Mortgage servicing rights	$—	$1,169	$—	$1,169

OREO recorded at fair value:
Commercial real estate	—	—	2,295	2,295
Construction real estate	—	—	729	729
Residential real estate	—	—	650	650
Total OREO recorded at fair value	$—	$—	$3,674	$3,674

Other repossessed assets	$—	$—	$3,464	$3,464

Fair Value Measurements at December 31, 2017 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2017
Impaired loans recorded at fair value:
Commercial real estate	$—	$—	$2,735	$2,735
Construction real estate	—	—	127	127
Residential real estate	—	—	712	712
Total impaired loans recorded at fair value	$—	$—	$3,574	$3,574
MSRs	$—	$7,316	$—	$7,316
OREO recorded at fair value:
Commercial real estate	—	—	2,295	2,295
Construction real estate	—	—	3,204	3,204
Residential real estate	—	—	1,021	1,021
Total OREO recorded at fair value	$—	$—	$6,520	$6,520

The table below provides additional detail on those impaired loans which are recorded at fair value as well as the remaining impaired loan portfolio not included above. The remaining impaired loans consist of loans which are not collateral dependent as well as loans carried at cost as the fair value of the underlying collateral or the present value of expected future cash flows on each of the loans exceeded the book value for each respective credit.

	December 31, 2018
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$6,503	$3,630	$104	$6,399
Remaining impaired loans	41,641	7,616	2,169	39,472
Total impaired loans	$48,144	$11,246	$2,273	$45,871

	December 31, 2017
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$3,577	$2,780	$3	$3,574
Remaining impaired loans	52,987	7,260	681	52,306
Total impaired loans	$56,564	$10,040	$684	$55,880

The (expense) income from credit adjustments related to impaired loans carried at fair value for the years ended December 31, 2018, 2017 and 2016 was $(0.4) million, $(1.6) million, and $0.9 million, respectively.

MSRs totaled $10.2 million at December 31, 2018. Of this $10.2 million MSR carrying balance, $1.2 million was recorded at fair value and included a valuation allowance of $0.2 million. The remaining $9.0 million was recorded at cost, as the fair value exceeded cost at December 31, 2018. At December 31, 2017, MSRs totaled $9.7 million. Of this $9.7 million MSR carrying balance, $7.3 million was recorded at fair value and included a valuation allowance of $0.6 million. The remaining $2.4 million was recorded at cost, as the fair value exceeded cost at December 31, 2017. The income (expense) related to MSRs carried at fair value for the years ended December 31, 2018, 2017 and 2016 was $0.4 million, $0.1 million and $(0.2) million, respectively.

Total OREO held by Park at December 31, 2018 and 2017 was $4.3 million and $14.2 million, respectively. Approximately 85% and 46% of OREO held by Park at December 31, 2018 and 2017, respectively, was carried at fair value due to fair value adjustments made subsequent to the initial OREO measurement. At December 31, 2018 and 2017, OREO held at fair value, less estimated selling costs, amounted to $3.7 million and $6.5 million, respectively. The net expense related to OREO fair value adjustments was $0.5 million, $0.5 million and $0.6 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Other repossessed assets totaled $4.0 million at December 31, 2018, of which $3.5 million were recorded at fair value. Other repossessed asset totaled $5.5 million at December 31, 2017, none of which were recorded at fair value. The net expense related to other repossessed asset fair value adjustments was $269,000 for the year ended December 31, 2018. There was no expense related to fair value adjustments on other repossessed assets during either 2017 or 2016.

The following tables present quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2018 and December 31, 2017:

December 31, 2018
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$4,059	Sales comparison approach	Adj to comparables	0.0% - 107.5% (31.1%)
		Income approach	Capitalization rate	9.5% - 10.8% (10.6%)
		Cost approach	Accumulated depreciation	4.2% - 90.1% (11.0%)

Construction real estate	$1,635	Sales comparison approach	Adj to comparables	5.0% - 90.0% (26.1%)

Residential real estate	$705	Sales comparison approach	Adj to comparables	0.0% - 40.0% (13.2%)
		Income approach	Capitalization rate	10.5% (10.5%)

Other real estate owned:
Commercial real estate	$2,295	Sales comparison approach	Adj to comparables	0.9% - 68.4% (34.7%)
		Income approach	Capitalization rate	13.0% (13.0%)

Construction real estate	$729	Sales comparison approach	Adj to comparables	0.0% - 45.0% (21.7%)

Residential real estate	$650	Sales comparison approach	Adj to comparables	30.4% - 54.6% (42.5%)

December 31, 2017
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$2,735	Sales comparison approach	Adj to comparables	0.0% - 90.0% (22.7%)
		Income approach	Capitalization rate	9.0% - 11.0% (9.9%)
		Cost approach	Accumulated depreciation	90.1% (90.1%)

Construction real estate	$127	Sales comparison approach	Adj to comparables	0.0% - 4.8% (2.4%)

Residential real estate	$712	Sales comparison approach	Adj to comparables	0.3% - 33.0% (12.5%)
		Income approach	Capitalization rate	10.5% (10.5%)

Other real estate owned:
Commercial real estate	$2,295	Sales comparison approach	Adj to comparables	0.9% - 68.4% (34.7%)
		Income approach	Capitalization rate	13.0% (13.0%)

Construction real estate	$3,204	Sales comparison approach	Adj to comparables	0.0% - 90.0% (24.5%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$1,021	Sales comparison approach	Adj to comparables	1.2% - 79.7% (31.8%)

Assets Measured at Net Asset Value:

The adoption of ASU 2016-01 on January 1, 2018 required Park to evaluate the accounting for equity investments, including those previously held at cost. Under the new guidance, Park determined that its portfolio of equity investments in limited partnerships which provide mezzanine funding ("Partnership Investments") should be valued using the net asset value ("NAV") practical expedient in accordance with ASC 820. The adoption of this guidance on January 1, 2018, resulted in a $1.2 million increase to Partnership Investments, which are included within other assets on the Consolidated Balance Sheets, and a $922,000 increase to beginning retained earnings.

As of December 31, 2018 and December 31, 2017, Park had Partnerships Investments with a NAV of $11.0 million and $8.8 million, respectively. As of December 31, 2018 and December 31, 2017, Park had $6.1 million and $7.2 million in unfunded commitments related to these Partnership Investments. For the year ended December 31, 2018, Park had recognized $1.4 million in income related to these Partnership Investments.

The fair value of financial instruments at December 31, 2018 and December 31, 2017, was as follows:

	December 31, 2018
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$167,214	$167,214	$—	$—	$167,214
Investment securities (1)	1,355,229	—	1,354,843	—	1,354,843
Other investment securities (2)	1,649	1,225	—	424	1,649

Mortgage loans held for sale	4,158	—	4,158	—	4,158
Mortgage IRLCs	87	—	87	—	87
Impaired loans carried at fair value	6,399	—	—	6,399	6,399
Other loans, net (3)	5,629,976	—	—	5,570,136	5,570,136
Loans receivable, net	$5,640,620	$—	$4,245	$5,576,535	$5,580,780

Financial liabilities:
Time deposits	1,043,177	—	1,044,620	—	1,044,620
Other	1,267	1,267	—	—	1,267
Total deposits	$1,044,444	$1,267	$1,044,620	$—	$1,045,887

Short-term borrowings	$221,966	$—	$221,966	$—	$221,966
Long-term debt	400,000	—	400,203	—	400,203
Subordinated notes	15,000	—	12,959	—	12,959

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226
(1) Includes AFS debt securities and HTM debt securities.
(2) Excludes FHLB stock and FRB stock which are carried at their respective redemption values. Additionally, excludes investment securities accounted for at modified cost, as these investment securities do not have a readily determinable fair value.
(3) Fair value calculated using an exit price notion consistent with Topic 820, Fair Value Measurement.

	December 31, 2017
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$169,112	$169,112	$—	$—	$169,112
Investment securities (1)	1,449,078	—	1,455,660	—	1,455,660
Other investment securities (2)	1,935	1,518	—	417	1,935

Loans held for sale	4,148	—	4,148	—	4,148
Mortgage IRLCs	94	—	94	—	94
Impaired loans carried at fair value	3,574	—	—	3,574	3,574
Other loans, net	5,314,679	—	—	5,247,021	5,247,021
Loans receivable, net	$5,322,495	$—	$4,242	$5,250,595	$5,254,837

Financial liabilities:
Time deposits	1,033,476	—	1,035,093	—	1,035,093
Other	1,269	1,269	—	—	1,269
Total deposits	$1,034,745	$1,269	$1,035,093	$—	$1,036,362

Short-term borrowings	$391,289	$—	$391,289	$—	$391,289
Long-term debt	500,000	—	504,503	—	504,503
Subordinated notes	15,000	—	13,370	—	13,370

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

(1) Includes AFS debt securities and HTM debt securities.
(2) Excludes FHLB stock and FRB stock which are carried at their respective redemption values. Additionally, excludes investment securities accounted for at modified cost, as these investment securities do not have a readily determinable fair value.